STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
General and administrative expenses		$ 9,138,787	$ 1,058,292	$ 96,052	$ 167,129	$ 111,750	$ 120,491	$ 263,181	$ 134,230	$ 1,321,473	$ 245,980	$ 2,392,686	$ 327,399
Loss from operations		(9,138,787)	(1,058,292)	(96,052)	(167,129)	(111,750)	(120,491)	(263,181)	(134,230)	(1,321,473)	(245,980)	(2,392,686)	(327,399)
Issuance costs allocated to the public warrants	$ (648,239,000)						(648,239)		(648,239)		(648,239)		(648,239)
(Loss) gain on revaluation of warrant liability		9,942,500	(1,106,250)	(6,936,250)	5,763,750	(951,250)	3,617,500	(1,172,500)	3,617,500	(2,278,750)	2,666,250	(16,533,750)	520,000
Gain on marketable securities, dividends and interest held in Trust Account		6,992	86,803	(14,168)	1,128,747	1,561,854	1,760,594	1,114,579	1,760,594	1,201,382	3,322,448	1,261,249	4,554,158
Net (loss) income		$ 810,705	$ (2,077,739)	$ (7,046,470)	$ 6,725,368	$ 498,854	$ 4,609,364	$ (321,102)	$ 4,595,625	$ (2,398,841)	$ 5,094,479	$ (17,665,187)	$ 4,098,520
Weighted average shares outstanding, basic and diluted
Basic and diluted weighted average shares outstanding of Public Shares		28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Basic and diluted net loss (income) per share, Public Shares		$ 0.02	$ (0.06)	$ (0.20)	$ 0.19	$ 0.02	$ 0.33	$ 0.00	$ 0.33	$ (0.06)	$ 0.35	$ (0.48)	$ 0.33
Basic and diluted weighted average shares outstanding of Founder Shares		7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Basic and diluted net (loss) income per share, Founder Shares		$ 0.02	$ (0.06)	$ (0.20)	$ 0.16	$ 0.03	$ (0.67)	$ (0.04)	$ (0.67)	$ (0.10)	$ (0.70)	$ (0.53)	$ (0.76)